[INVESTORS BANK & TRUST COMPANY LETTERHEAD]


VIA EDGAR



March 4, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:     Julius Baer Investment Funds (the "Trust")
        1933 Act File No. 33-47507
        1940 Act File No. 811-6652

Dear Sir or Madam:

Pursuant  to  Rule  497(j)  of the  Securities  Act of  1933,  as  amended,  the undersigned certifies that the Prospectuses and Statement of Additional Information with respect to the above referenced Trust, each dated February 28, 2002, do not differ from those contained in Post-Effective Amendment ("PEA") No. 17, the most recent amendment to the Trust's Registration Statement, on Form N-1A. The text of PEA No. 17 was filed electronically, via EDGAR, on February 28, 2002.

Please direct any comments to the undersigned at 617-937-8521.

Sincerely,


/s/Chrystie Ritter
Chrystie Ritter, Esq.